Inventories (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Cost of inventories recognised as expense during period	$ 1,288.4	$ 1,159.9
Write-downs (recovery) of cost of sales	$ 2.9	$ 2.3